Trade And Other Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Summary of trade and other receivables

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Trade receivables	11,519,038	4,223,645
Customer wallet receivables	1,742,649	1,329,364
Accrued income	4,372,354	3,038,259
Less: provision for expected credit losses	(4,598,163)	(2,403,782)

	13,035,878	6,187,486
Tax receivables	860,823	—
Other receivables	381,475	415,754

	14,278,176	6,603,240

Trade receivables
are
non-interest
bearing and are generally on terms of up to
60 days
. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured.

Summary of provision for expected credit losses for receivables
Provision for expected credit losses for receivables consists of the following:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Provision for expected credit losses for trade receivables	3,628,323	1,857,436
Provision for expected credit losses for customer wallet receivables	969,840	546,346

	4,598,163	2,403,782

Summary of provision for expected credit losses
The movement in provision for expected credit losses are as follows:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
At 1 January	2,403,782	1,076,678
Charge during the period/year	2,194,381	1,327,104

At the end of the period/year	4,598,163	2,403,782